Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Parenthetical) - shares	Jul. 31, 2020	Jan. 31, 2020
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	41,629,877	4,697,204